Restatement of Previously Issued Financial Statements (Details) - Schedule of operations - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021
As Previously Reported [Member] | Class A Common Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Weighted average shares outstanding	34,500,000	34,500,000	34,500,000
Basic and diluted earnings per share
As Previously Reported [Member] | Class B Common Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Weighted average shares outstanding	8,625,000	8,025,000	8,326,657
Basic and diluted earnings per share	$ (0.12)	$ 0.9	$ 0.74
Adjustment [Member] | Class A Common Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Weighted average shares outstanding		(1,840,000)	(9,149,171)
Basic and diluted earnings per share	$ 0.02	$ 0.3	$ 0.18
Adjustment [Member] | Class B Common Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Weighted average shares outstanding
Basic and diluted earnings per share	$ 0.1	$ (0.6)	$ (0.56)
As Restated [Member] | Class A Common Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Weighted average shares outstanding	34,500,000	16,100,000	25,350,829
Basic and diluted earnings per share	$ (0.02)	$ 0.3	$ 0.18
As Restated [Member] | Class B Common Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Weighted average shares outstanding	8,625,000	8,025,000	8,326,657
Basic and diluted earnings per share	$ (0.02)	$ 0.3	$ 0.18